Document and Entity Information	Dec. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001786248
Document Type	8-K
Document Period End Date	Dec. 20, 2021
Entity Registrant Name	NEXPOINT REAL ESTATE FINANCE, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-39210
Entity Tax Identification Number	84-2178264
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NREF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	NREF-PRA
Security Exchange Name	NYSE